Note 2 - Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Dec. 31, 2015
Retained Earnings (Accumulated Deficit), Ending Balance	$ (97,568,000)		$ (97,568,000)		$ (86,361,000)	$ (72,450,000)
Cash and Cash Equivalents, at Carrying Value, Ending Balance	8,910,000	$ 4,820,000	8,910,000	$ 4,820,000	5,358,000	12,689,000	$ 21,352,000		$ 3,557,000
Accounts Receivable, Allowance for Credit Loss, Current	14,000		14,000		9,000	6,000
Impairment of Long-Lived Assets Held-for-use					0
Cost of Goods and Services Sold, Total	24,000	$ 109,000	321,000	$ 401,000	$ 517,000	690,000	746,000
Standard Product Warranty, Term					2 years
Standard Product Warranty Accrual, Ending Balance						0
Income Tax Examination, Penalties and Interest Accrued, Total					$ 0
Operating Lease, Right-of-Use Asset	1,180,000		1,180,000					$ 1,505,000
Operating Lease, Liability, Total	$ 1,260,000		$ 1,260,000					1,593,000
Accounting Standards Update 2018-11 [Member]
Operating Lease, Right-of-Use Asset								1,500,000
Operating Lease, Liability, Total								$ 1,600,000
Shipping and Handling [Member]
Cost of Goods and Services Sold, Total					$ 6,000	$ 5,000	$ 7,000